Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	SPNS
Entity Registrant Name	SAPIENS INTERNATIONAL CORP N V
Entity Central Index Key	0000885740
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	39,680,630

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 21,460	$ 16,182
Restricted cash	456
Trade receivables (net of allowance for doubtful accounts of $ 145 and $ 226 at December 31, 2010 and 2011, respectively)	14,484	5,511
Other receivables and prepaid expenses	1,823	1,350
Deferred tax assets	1,406	1,681
Total current assets	39,629	24,724
LONG-TERM ASSETS:
Other long-term assets	3,546	2,955
Severance pay fund	10,172	4,908
Capitalized software development costs, net	17,399	13,822
Other intangible assets, net	14,193	1,545
Goodwill	66,715	9,604
Property and equipment, net	1,814	1,161
Total long-term assets	113,839	33,995
Total assets	153,468	58,719
CURRENT LIABILITIES:
Trade payables	2,559	1,693
Employees and payroll accruals	8,957	3,321
Accrued expenses and other liabilities	10,774	8,325
Deferred revenues	9,603	6,517
Total current liabilities	31,893	19,856
LONG-TERM LIABILITIES:
Other long-term liabilities	617	299
Accrued severance pay	10,711	4,446
Total long-term liabilities	11,328	4,745
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital:
Preferred shares of € 0.01 par value: Authorized - 1,000,000 shares at December 31, 2011; Issued and outstanding: None at December 31, 2011
Common shares of € 0.01 par value: Authorized: 54,000,000 shares at December 31, 2011; Issued: 22,373,130 and 40,008,926 shares at December 31, 2010 and 2011, respectively; Outstanding: 22,044,834 and 39,680,630 shares at December 31, 2010 and 2011, respectively	534	282
Additional paid-in capital	207,930	133,136
Treasury shares, at cost - 328,296 common shares at December 31, 2011 and 2010	(2,423)	(2,423)
Foreign currency translation adjustments	(6,277)	(657)
Accumulated deficit	(90,477)	(96,374)
Total Sapiens International Corporation N.V. shareholders' equity	109,287	33,964
Non-controlling interests	960	154
Total equity	110,247	34,118
Total liabilities and equity	$ 153,468	$ 58,719

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)
Trade receivables, allowance for doubtful accounts	$ 226		$ 145
Preferred shares, par value		€ 0.01		€ 0.01
Preferred shares, Authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred shares, Issued
Preferred shares, Outstanding
Common shares, par value		€ 0.01		€ 0.01
Common shares, Authorized	54,000,000	54,000,000	54,000,000	54,000,000
Common shares, Issued	40,008,926	40,008,926	22,373,130	22,373,130
Common shares, Outstanding	39,680,630	39,680,630	22,044,834	22,044,834
Treasury shares, shares	328,296	328,296	328,296	328,296

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 69,927	$ 52,235	$ 45,695
Cost of revenues	40,067	29,921	26,571
Gross profit	29,860	22,314	19,124
Operating expenses:
Research and development, net	5,008	3,293	2,735
Selling, marketing, general and administrative	18,113	12,310	11,048
Acquisitions-related and restructuring costs	1,115
Total operating expenses	24,236	15,603	13,783
Operating income	5,624	6,711	5,341
Financial income (expenses), net	104	(364)	(880)
Income before taxes on income	5,728	6,347	4,461
Taxes on income (tax benefit)	(230)	177	260
Net income	5,958	6,170	4,201
Attributable to non-controlling interests	61	18
Net income attributable to Sapiens' shareholders	$ 5,897	$ 6,152	$ 4,201
Net earnings per share attributable to Sapiens' shareholders
Basic	$ 0.21	$ 0.28	$ 0.19
Diluted	$ 0.19	$ 0.28	$ 0.19

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHNSIVE INCOME (USD $) In Thousands, except Share data	Total	Common stock	Additional paid-in capital	Treasury shares	Foreign currency translation adjustments	Accumulated deficit	Total comprehensive income	Non-controlling interests
Beginning balance at Dec. 31, 2008	$ 21,876	$ 276	$ 132,286	$ (2,423)	$ (1,669)	$ (106,727)		$ 133
Beginning balance (in shares) at Dec. 31, 2008		21,573,006
Stock-based compensation	259		259
Foreign currency translation adjustments	79				79		79
Net income	4,201					4,201	4,201
Total comprehensive income							4,280
Ending balance at Dec. 31, 2009	26,415	276	132,545	(2,423)	(1,590)	(102,526)		133
Beginning balance (in shares) at Dec. 31, 2009		21,573,006
Stock-based compensation	412		412
Stock-based compensation with respect to Harcase acquisition (in shares)		454,546
Stock-based compensation with respect to Harcase acquisition	161	6	155
Employee stock options exercised (in shares)		17,282
Employee stock options exercised	24		24
Foreign currency translation adjustments	936				933		933	3
Net income	6,170					6,152	6,152	18
Total comprehensive income							7,085
Ending balance at Dec. 31, 2010	34,118	282	133,136	(2,423)	(657)	(96,374)		154
Ending balance (in shares) at Dec. 31, 2010		22,044,834
Stock-based compensation	336		336
Stock-based compensation with respect to Harcase acquisition	240		240
Issuance of shares and options upon the acquisition of IDIT (in shares)		7,483,125
Issuance of shares and options upon the acquisition of IDIT	31,444	108	31,336
Issuance of shares, options and assumption of non controlling interest upon the acquisition of FIS (in shares)		10,016,875
Issuance of shares, options and assumption of non controlling interest upon the acquisition of FIS	43,803	143	42,778					882
Issuance expenses relating to FIS and IDIT acquisition	(102)		(102)
Employee stock options exercised (in shares)		135,796
Employee stock options exercised	207	1	206
Dividend to non-controlling interests	(134)							(134)
Foreign currency translation adjustments	(5,623)				(5,620)		(5,620)	(3)
Net income	5,958					5,897	5,897	(61)
Total comprehensive income							277
Ending balance at Dec. 31, 2011	$ 110,247	$ 534	$ 207,930	$ (2,423)	$ (6,277)	$ (90,477)		$ 960
Ending balance (in shares) at Dec. 31, 2011		39,680,630

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 5,958	$ 6,170	$ 4,201
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	7,776	6,649	5,098
Amortization and loss from convertible debt			686
Re-measurement of earn-out payment		106
Stock-based compensation	803	724	259
Net changes in operating assets and liabilities, net of amount acquired:
Trade receivables, net	(3,333)	267	1,932
Other operating assets	(480)	(285)	228
Deferred tax assets, net	222	(304)	(34)
Trade payables	(1,279)	195	(295)
Other operating liabilities	(1,544)	(635)	164
Deferred revenues	(408)	(690)	1,778
Accrued severance pay, net	698	(172)	(479)
Net cash provided by operating activities	8,413	12,025	13,538
Cash flows from investing activities:
Purchase of property and equipment	(482)	(662)	(324)
Capitalized software development costs	(4,735)	(5,387)	(3,692)
Issuance expenses relating to FIS and IDIT acquisition	(102)
Earn-out payment with respect to Harcase acquisition	(952)
Payments for business acquisitions, net of cash acquired	3,741	(1,416)
Net cash used in investing activities	(2,530)	(7,465)	(4,016)
Cash flows from financing activities:
Proceeds from employee stock options exercised	207	24
Dividend to non-controlling interests	(134)
Principal payments and repurchase of convertible debt			(5,824)
Payments of long-term loans		(15)	(627)
Net cash provided by (used in) financing activities	73	9	(6,451)
Effect of exchange rate changes on cash	(678)	441	163
Increase in cash and cash equivalents	5,278	5,010	3,234
Cash and cash equivalents at beginning of year	16,182	11,172	7,938
Cash and cash equivalents at end of year	21,460	16,182	11,172
Cash paid during the year for:
Interest	16	115	454
Income taxes	$ 162	$ 494	$ 227

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL
NOTE 1:	GENERAL

a.	General:

Sapiens International Corporation N.V. ("Sapiens") and subsidiaries (collectively - "the Company"), a member of the Formula Systems (1985) Ltd. Group, is a global provider of innovative software solutions for the financial services industry with a focus on insurance. The Company offers end-to-end solutions for the Life, Pension and Annuities ("L&P") and Property & Casualty/General Insurance ("P&C") markets. The Company's offerings include a portfolio of software solutions and delivery, implementation and support and maintenance services. These products and services enable its customers to modernize business processes, rapidly launch new products, build multiple distribution channels, adhere with new regulations and respond quickly to changes in the industry.

On August 21, 2011 Sapiens completed the acquisition of FIS Software Ltd. ("FIS") and IDIT I.D.I. Technologies Ltd. ("IDIT") (See note 1(b) and 1(c) for further information).

The Company's target markets are primarily North America, Israel, Europe, and Asia Pacific.

Revenues from a major customer accounted for 23%, 26% and 20% of total revenues for the years ended December 31, 2009, 2010 and 2011, respectively. A loss of a major customer, or any event negatively affecting such customer's financial condition, could have a material adverse effect on the Company's results of operations and financial position.

b.	Acquisition of FIS:

On August 21, 2011, the Company completed the acquisition of all of the outstanding shares of FIS, a provider of insurance software solutions for L&P, in consideration for $ 49,671, composed of the following:

Sapiens' common shares	$38,987
Cash paid	6,750
Warrants (i)	2,031
Options (ii)	1,903

Total purchase price	$49,671

(i)	Sapiens issued 1,000,000 warrants. (See Note 11(e))

(ii)	Represents the fair value of the vested portion of 934,970 options of Sapiens granted upon consummation of the acquisition to the holders of partially vested options of FIS originally granted under the FIS Employee Share Option Plan. The fair value of these options was determined using a Binomial valuation model with the following assumptions: stock price of $ 4.1, early exercise of 1.5-11, risk-free interest rate of 0.10%-2.07%, expected volatility of 70% and no dividend yield.

The acquisition of FIS allows Sapiens to offer an enhanced solution for the L&P market. In addition, the acquisition of FIS has grown Sapiens' customer base in the insurance market world-wide. The value of goodwill is attributed to synergies between Sapiens solutions and services and FIS’s solutions and services which strengthen the Company's position in the market as a leading provider of L&P core software solutions. The entire goodwill was assigned to Sapiens' reporting unit.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of FIS. The results of FIS operations have been included in the consolidated financial statements since August 21, 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed based on a third party valuation:

Cash and cash equivalents	$8,349
Restricted cash	239
Trade receivables	5,152
Other receivables and prepaid expenses	632
Property and equipment	451
Severance pay fund	4,182
Other intangible assets	11,724
Goodwill	35,523

Total assets acquired	66,252

Trade payables	(1,486)
Employees and payroll accruals	(3,461)
Deferred revenues	(1,706)
Accrued expenses and other liabilities	(1,914)
Deferred tax liabilities	(406)
Accrued severance pay	(4,487)
Long-term contracts	(2,239)
Non-controlling interest	(882)

Total liabilities assumed	(16,581)

Total assets acquired, net	$49,671

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of FIS's business. In performing the purchase price allocation the fair value of intangible assets such as customer relationship was based on the income approach, core technology was valuated using the relief from royalty method and long-term contracts were valuated based on an exit price that would be paid or received in a transfer of all the rights and obligations of the contractor to a market participant.

The following table sets forth the components of intangible assets and liabilities associated with the acquisition and their annual amortization rates:

	Fair value	Weighted average rate

Core technology	$4,206	13%
Customer relationships	7,518	14%
Long-term contracts	(2,239)	67%

Total	$9,485	22%

Revenues of FIS for the period since the acquisition date through December 31, 2011, which are included in the consolidated financial statements, amounted to $ 11,207.

c.	Acquisition of IDIT:

On August 21, 2011, the Company completed the acquisition of all of the outstanding shares of IDIT, a provider of insurance software solutions which focuses on the P&C market in consideration for $ 31,444, composed as follows:

Sapiens' common shares	$29,052
Options (i)	2,392

Total purchase price	$31,444

(i)	Represents the fair value of the vested portion of 1,003,874 options of Sapiens granted upon consummation of the acquisition to the holders of partially vested options of IDIT originally granted under the IDIT Employee Share Option Scheme. The fair value of these options was determined using a Binomial valuation model with the following assumptions: stock price of $ 4.1, early exercise factor of 1.5-11, risk-free interest rate of 0.10%-2.07%, expected volatility of 70% and no dividend yield.

The acquisition of IDIT allows the Company to offer its customers and partners a more extensive product portfolio in the industry. Acquiring IDIT is expected to strengthen Sapiens' presence in the P&C insurance market by increasing its customer base. IDIT is considered as a separate reporting unit.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of IDIT. The results of IDIT's operations have been included in the consolidated financial statements since August 21, 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed based on a third party valuation:

Cash and cash equivalents	$2,143
Restricted cash	216
Trade receivables	1,194
Other receivables and prepaid expenses	302
Other long term assets	90
Property and equipment	482
Severance pay fund	1,800
Other intangible assets	7,918
Goodwill	25,355

Total assets acquired	39,500

Trade payables	(807)
Employees and payroll accruals	(2,328)
Accrued expenses and other liabilities	(1,012)
Deferred revenues	(1,769)
Accrued severance pay	(2,140)

Total liabilities assumed	(8,056)

Total purchase price	31,444

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of IDIT's business. In performing the purchase price allocation the fair value of intangible assets such as customer relationship was determined based on the income approach, core technology was valued using the relief from royalty method and long-term contracts were valued based on an exit price that would be paid or received in a transfer of all the rights and obligations of the contractor to a market participant.

The following table sets forth the components of intangible assets associated with the acquisition and their annual amortization rates:

	Fair value	Weighted average rate

Core technology	$5,548	14%
Customer relationships	1,389	16%
Long-term contracts	981	74%

Total intangible assets	$7,918	22%

Revenues of IDIT for the period since the acquisition date through December 31, 2011, which are included in the consolidated financial statements, amounted to $ 5,105.

d.	Acquisition of Harcase Software Ltd.

On April 27, 2010, the Company completed the acquisition of Harcase Software Ltd. ("Harcase"). The total fair value of the purchase consideration for the acquisition was $3,092, which includes cash paid for common stock and estimated fair value of earn-out payment. In connection with this acquisition, the Company recorded intangibles and goodwill in the amounts of $ 1,732 and $ 981, respectively. In 2011, the Company paid an amount of $ 953 with respect to earn out.

As part of the acquisition, the Company is obligated to pay additional consideration to the selling shareholders in consideration for their continued employment of two to three years, as defined in the agreement pursuant to which the Company acquired Harcase ("the Additional Consideration"). The Additional Consideration includes the following: (1) $ 750 in cash to be held in escrow until released upon certain conditions, as described in the agreement, (2) issuance of 454,546 Common shares of the Company to be held in escrow, as described in the agreement, (3) put options on the Company's shares described in (2) above for a price of $ 1.54 per share, exercisable during a period of six months from the date the shares are released from escrow. The cash portion of the Additional Consideration is recognized over the employment period of the respective shareholders. The shares and the respective put options are accounted for in accordance with ASC 718 as an award with a liability and equity component. The compensation is measured based on the combined value of the shares and the respective put options in accordance with ASC 718. The total compensation costs related to the shares and the put options at the grant date was $ 1,302, recognized over the employment period of the respective former shareholders of Harcase.

For the period from April 27, 2010 (the acquisition date) until December 31, 2010 and for the year ended December 31, 2011, the Company recorded an amount of $502 and $754, respectively of compensation expense in respect of the above Additional Consideration. Included within the above amounts are $311 and $467 respectively, which are considered as stock based compensation.

In addition, the Company is obligated to pay commissions to the former shareholders for new customers obtained during the five-year period following the closing date, based on rates and conditions described in the agreement. As of December 31, 2011, no provision was recorded in respect of the above-mentioned commissions.

e.	Pro Forma information:

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2010 and 2011, assuming that the acquisitions of FIS and IDIT occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	December 31,
	2010	2011
	Unaudited	Unaudited

Revenues	$95,289	$97,679
Net income (loss)	$1,775	$(414)

Basic net earnings (losses) per share	$0.05	$(0.01)
Diluted net earnings (losses) per share	$0.04	$(0.01)

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in United States dollars:

The currency of the primary economic environment in which the operations of Sapiens and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of Sapiens and certain subsidiaries.

Sapiens and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income in shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with original maturities of three months or less at acquisition.

e.	Restricted cash:

The Company maintains certain cash amounts restricted as to withdrawal or use. On December 31, 2011, the Company maintained a balance of $ 456 that represents security deposits with respect to leases, restricted due to the lease agreement and security deposits for credit lines from banks.

f.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 15
Motor vehicles	14

Leasehold improvements are amortized by the straight-line method over the term of the lease (including option terms) or the estimated useful life of the improvements, whichever is shorter.

g.	Research and development costs:

Research and development costs incurred in the process of software production before establishment of technological feasibility are charged to expenses as incurred. Costs incurred to develop software to be sold are capitalized after technological feasibility is established in accordance with ASC 985-20, "Software - Costs of Software to be Sold, Leased, or Marketed". Based on the Company's product development process, technological feasibility is established upon completion of a detailed program design.

Costs incurred by the Company between completion of the detailed program design and the point at which the product is ready for general release, have been capitalized.

Capitalized software development costs are amortized commencing with general product release by the straight-line method over the estimated useful life of the software product (between 3-7 years).

h.	Other intangible assets, net:

Technology is amortized over its estimated useful life on a straight-line basis. The acquired customer relationships are amortized over their estimated useful lives in proportion to the economic benefits realized or the straight-line method. The weighted average annual rates for other intangible assets are as follows:

%

Technology	15%
Customer relationships	14%

i.	Impairment of long-lived assets:

The Company's long-lived assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360 "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During 2009, 2010 and 2011, no impairment losses have been identified.

j.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350," Intangibles—Goodwill and Other" goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. Following the acquisition of FIS and IDIT, the Company operates in two reporting units: Sapiens and IDIT.

In September 2011, the FASB issued ASU 2011-08 which amends the rules for testing goodwill for impairment. Under the new rules, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.

The Company early adopted the provisions of ASU 2011-08 for the Company's annual impairment test on the fourth quarter of 2011. This analysis determined that no indicators of impairment existed primarily because (1) the Company's market capitalization has consistently exceeded the Company's book value by a sufficient margin, (2) the acquisition of one of the Company's reporting units was on August 21, 2011 and no significant changes in the reporting unit's operational business occurred since the acquisition (3) the Company's overall financial performance has been stable since the acquisition, and (4) forecasts of operating income and cash flows generated by the Company's reporting units appear sufficient to support the book values of the net assets of each reporting unit.

However, it is possible that the Company's determination that goodwill for a reporting unit is not impaired could change in the future if current economic conditions deteriorate or remain difficult for an extended period of time. The Company will continue to monitor the relationship between the Company’s market capitalization and book value, as well as the ability of our reporting units to deliver current income and cash flows sufficient to support the book values of the net assets of their respective businesses.

The Company performed annual impairment tests during the fourth quarter of each of 2009, 2010 and 2011 and did not identify any impairment losses.

k.	Revenue recognition:

The Company generates revenues from sales of software licenses which normally include significant implementation services that are considered essential to the functionality of the software license. In addition, the Company generates revenues from post implementation consulting services and maintenance services.

Sales of software licenses are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. The Company considers all arrangements with payment terms extending beyond six months from the delivery of the elements not to be fixed or determinable. If the fee is not fixed or determinable, revenue is recognized as payments become due from the customer, provided that all other revenue recognition criteria have been met.

The Company usually sells its software licenses as part of an overall solution offered to a customer that combines the sale of software licenses which normally include significant implementation that is considered essential to the functionality of the license. The Company accounts for revenues from the services (either fixed price or Time and Materials (T&M)) together with the software under contract accounting using the percentage-of-completion method in accordance with ASC 605-35, "Construction-Type and Production-Type Contracts". The percentage of completion method is used when the required services are quantifiable, based on the estimated number of labor hours necessary to complete the project, and under that method revenues are recognized using labor hours incurred as the measure of progress towards completion.

In accordance with ASC 985-605, the Company establishes Vendor Specific Objective Evidence ("VSOE") of fair value of maintenance services (PCS) based on the Bell-Shaped approach and determined VSOE for PCS, based on the price charged when the element is sold separately (that is, the renewal rate). The Company's process for establishing VSOE of fair value of PCS is through performance of VSOE compliance test which is an analysis of the entire population of PCS renewal activity for its installed base of customers.

Provisions for estimated losses on contracts in progress are made in the period in which they are first determined, in the amount of the estimated loss on the entire contact. Provisions for estimated losses are presented in accrued expenses and other liabilities.

Maintenance revenue is recognized ratably over the term of the maintenance agreement. Deferred revenues include unearned amounts received under maintenance and support agreements and amounts received from customers, for which revenues have not yet been recognized.

In addition, the Company derives significant portion of its revenues from post implementation consulting services provided on a "Time and Materials" ("T&M") basis which are recognized as services are performed.

l.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the asset and liability method, whereby deferred tax asset and liability account balances are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company classifies interest as financial expenses and penalties as selling, marketing, general and administration expenses.

m.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, trade receivables and foreign currency derivative contracts.

The Company's cash and cash equivalents and restricted cash are invested in bank deposits mainly in NIS and dollars. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these banks deposits may be redeemed upon demand and therefore bear minimal risk.

The Company's trade receivables are generally derived from sales to large and solid organizations located mainly in Israel, Europe, North America and Asia Pacific. The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. In certain circumstances, the Company may require prepayment. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. Provisions for doubtful accounts were recorded in general and administrative expenses.

The Company entered into forward contracts, and option contracts intended to protect against the increase in value of forecasted non-dollar currency cash flows. The derivative instruments hedge a portion of the Company's non-dollar currency exposure.

No off-balance sheet concentrations of credit risk exist.

n.	Accrued severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent monthly salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company's liability is fully provided by monthly deposits with insurance policies and severance pay funds and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or employment agreements. The value of the deposited funds is based on the cash surrendered value of these policies and recorded as an asset in the Company's consolidated balance sheet

In addition, the Company signed on a collective agreement with some of its employees, according to which the Company's contributions for severance pay shall be instead of severance compensation and that upon release of the policy to the employee, no additional payments shall be made by the Company to the employee. Generally, the Company, under its sole discretion, pays to these employees the entire liability, irrespective of the collective agreement described per above. Therefore, the net obligation related to those employees is stated on the balance sheet as accrued severance pay.

The Company's agreements with certain employees in Israel are in accordance with Section 14 of the Severance Pay Law, 1963, whereas, the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance expense for the years 2009, 2010 and 2011 amounted to $ 307, $ 790 and $ 1,514, respectively.

o.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of common shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of common shares outstanding during each year plus dilutive potential equivalent common shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

p.	Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the straight-line basis over the requisite service period of the award, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company used the Black-Scholes option-pricing model to estimate the fair value for any options granted until December 31, 2009. In 2010, the Company changed the option-pricing model to the Binomial Lattice ("Binomial model") option-pricing model. The Binomial model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Similar to the Black-Scholes model, the Binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate. However, the Binomial model allows for the use of dynamic assumptions and also considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option. For these reasons, the Company believes that the Binomial model provides a better estimate of an employee stock options fair value than that calculated using the Black-Scholes model.

The fair value of each option granted in 2010 and 2011 using the Binomial model, is estimated on the date of grant with the following weighted average assumptions:

	Year ended December 31,
	2010	2011

Contractual life	6 years	6 years
Expected exercise factor	2.5	2.5
Dividend yield	0%	0%
Expected volatility	66%	70%
Risk-free interest rate	2.3%-2.8%	0.1%-1.2%

The risk-free interest rate assumption is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term as of the Company's employee stock options. The dividend yield assumption is based on the Company's historical and expectation of future dividend payouts. The expected life of options granted is derived from the output of the option valuation model and represents the period of time the options are expected to be outstanding. The expected exercise factor is based on industry acceptable rates since no actual historical behavior by option holders exists. Expected volatility is based on the historical volatility of the Company.

For options granted prior to January 1, 2010, the fair value of each option granted was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

Year ended December 31,
2009

Expected term	4.25 years
Dividend yield	0%
Expected volatility	90%
Risk-free interest rate	1.8% - 2.5%

Stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as an expense on a straight-line basis over the requisite service period for each of the awards.

q.	Fair value of financial instruments:

ASC 820, "Fair Value Measurements and Disclosures", defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, and accounts payable approximate fair value due to the short-term maturities of such instruments.

r.	Derivatives and hedging:

The Company enters into option contracts and forward contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company's foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company's option and forward contracts do not qualify as hedging instruments under ASC 815. Changes in the fair value of option strategies are reflected in the consolidated statements of income as financial income or expense.

In 2009, 2010 and 2011, the Company entered into option strategies contracts in the notional amounts of $ 5,800, $ 1,409 and $ 1,450, respectively that converted a portion of its floating currency liabilities to a fixed rate basis for a twelve-month period, thus reducing the impact of the currency changes on the Company's cash flow. In addition, in 2010 and 2011 the Company entered into forward contracts in the notional amounts of $ 2,020 and $ 5,750, respectively, that converted a portion of its floating currency liabilities to a fixed rate basis for a twelve-month period, thus reducing the impact of the currency changes on the Company's cash flow.

In 2009, 2010 and 2011, the Company recorded a loss of $ 28, $ 67 and income of $ 27, respectively, with respect to the above transactions, presented in the statements of income as financial income or expense, net.

s.	Treasury shares:

In prior years, the Company repurchased certain of its common shares and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity.

t.	Impact of recently issued accounting standards:

In September 2011, the Financial Accounting Standards Board, (the "FASB") issued ASU 2011-08, Testing Goodwill for Impairment, codified in ASC 350 "Intangibles – Goodwill and Other". The revised accounting standard update is intended to simplify how an entity tests goodwill for impairment. The amendment allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity is no longer required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This accounting standard update is effective for the Company beginning January 1, 2012. The Company early adopted the provisions of ASU 2011-08 in 2011 in the performance of the Company's annual impairment test of goodwill and determined that no indicators of impairment exist.

u.	Recently issued accounting standards:

In June 2011, the FASB issued ASU 2011-05 Presentation of Comprehensive Income, codified in ASC 220 "Comprehensive Income". The guidance requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also eliminates the option to present the components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, deferring the effective date for amendments outlined in ASU 2011-05. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In May 2011, the FASB issued ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, codified in ASC 820 "Fair Value Measurement". The guidance requires an entity to provide a consistent definition of fair value to ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The guidance changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements, and will become effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

OTHER LONG TERM ASSETS	12 Months Ended
Dec. 31, 2011
OTHER LONG TERM ASSETS
NOTE 3:	OTHER LONG TERM ASSETS

	December 31,
	2010	2011

Deferred tax assets	$1,824	$1,782
Government authorities	-	883
Other	1,131	881

	$2,955	$3,546

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
NOTE 4:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2010	2011

Cost:
Computers and peripheral equipment	$14,857	$17,330
Office furniture and equipment	2,362	3,842
Motor vehicles	160	176
Leasehold improvements	1,735	1,275

	19,114	22,623
Accumulated depreciation:
Computers and peripheral equipment	14,195	16,466
Office furniture and equipment	1,969	3,038
Motor vehicles	111	140
Leasehold improvements	1,678	1,165

	17,953	20,809

Depreciated cost	$1,161	$1,814

Depreciation expense totaled $ 475, $ 593 and $ 755 for the years 2009, 2010 and 2011, respectively. As for pledges, see Note 9.

CAPITALIZED SOFTWARE DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2011
CAPITALIZED SOFTWARE DEVELOPMENT COSTS
NOTE 5:	CAPITALIZED SOFTWARE DEVELOPMENT COSTS

The changes in capitalized software development costs during the year ended December 31, 2010 and 2011 were as follows:

	Year ended December 31,
	2010	2011

Balance at the beginning of the year	$13,540	$13,822

Acquisition of core technology which considered as software development	-	4,659
Capitalization	5,387	4,735
Amortization	(5,869)	(4,544)
Functional currency translation adjustments	764	(1,273)

Balance at the year end	$13,822	$17,399

Amortization of capitalized software development costs for 2009, 2010 and 2011, was $ 4,623, $ 5,869 and $ 4,544, respectively. Amortization expense is included in cost of revenues.

OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
OTHER INTANGIBLE ASSETS, NET
NOTE 6:	OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net, are comprised of the following:

	December 31,
	2010	2011

Original amounts:

Customer relationship	$789	$9,130
Technology	943	5,705
Long-term contracts	-	921

	1,732	15,756

Accumulated amortization:

Customer relationship	78	763
Technology	109	513
Long-term contracts	-	287

	187	1,563

Other intangible assets, net	$1,545	$14,193

c.	Amortization of other intangible assets was $ 493, $ 506 and $ 1,449 for 2009, 2010 and 2011, respectively.

d.	Estimated amortization expense for future periods:

For the year ended December 31,

2012	$2,628
2013	2,047
2014	2,111
2015	1,986
2016	1,606
2017 and thereafter	3,815

$14,193

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
NOTE 7:-	GOODWILL

The changes in the carrying amount of goodwill for the year ended December 31, 2010 and 2011 are as follows:

	Year ended December 31,
	2010	2011

Balance at the beginning of the year	$8,621	$9,604

Acquisitions	981	60,878
Functional currency translation adjustments	2	(3,767)

Balance at the year end	$9,604	$66,715

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 8:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2010	2011

Government authorities	$1,216	$2,543
Accrued royalties to the OCS (Note 9a)	2,669	1,591
Accrued contract costs	-	1,541
Earn-out payment (Note 1d)	952	-
Accrued expenses	3,488	5,099

	$8,325	$10,774

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Sapiens Technologies (1982) Ltd. ("Sapiens Technologies"), a subsidiary incorporated in Israel, was partially financed under programs sponsored by the Office of Chief Scientist ("OCS") for the support of certain research and development activities conducted in Israel.

In exchange for participation in the programs by the OCS, the Company agreed to pay 3%-3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with the OCS reached in January 2012. The understanding reached with the OCS resulted in a reversal of an accrual in the amount of $ 922 which was recorded as a reduction of cost of revenues in 2011.

The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the OCS, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.

Royalties expenses amounted to $ 577, $ 614 and $ 510 in 2009, 2010 and 2011, respectively, and are included in cost of revenues. During 2011, the Company paid to the OCS, royalties in the amount of $ 1,184.

As of December 31, 2011, the Company had a contingent liability to pay royalties of approximately $ 6,300.

b.	Lease commitments:

The Company leases office space, office equipment and various motor vehicles under operating leases.

1.	The Company's office space and office equipment are rented under several operating leases. Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, were as follows:

2012	$2,487
2013	1,863
2014	1,636
2015	657

$6,643

Rent expense for the years ended December 31, 2009, 2010 and 2011 was $ 1,556, $ 1,811 and $ 2,399, respectively.

2.	The Company leases its motor vehicles under cancelable operating lease agreements.

The minimum payment under these operating leases, upon cancellation of these lease agreements was $ 203 as of December 31, 2011.

c.	Legal settlement:

In 2010, a former customer of the Company filed a claim in the arbitration court in Warsaw, Poland against the Company for damages allegedly caused by the Company with respect to a license and services contract with such former customer signed a number of years ago. A settlement was reached in October 2011 under which the Company paid 1,100 Euro ($1,509) and recovered an amount of $ 1,200 from the insurance company and reversed a provision provided for this claim in the amount of $ 501. The Company recorded income in the amount of $ 192 which was deducted from selling, marketing, general and administrative.

d.	The Company's leased assets are pledged to the finance companies that provided the lease financing. The pledges are for various terms depending on the asset leased.

The Company has provided bank guarantees in the amount of $ 704 as security for the rent to be paid for its leased offices. The lease is valid for approximately four years ending in July 2015.

As of December 31, 2011, the Company has provided bank guarantees in the amount of $ 109 as security for the performance of various contracts with customers and suppliers.

e.	According to the agreement with the Company's major customer, the Company is obligated to pay sales commission to this customer of the higher between 15% on future license sales or 5% of future total project sales of one of the Company's products to third parties. As of December 31, 2011, the Company recorded an accrual in amount of $ 234 with respect to the licenses sold.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME
NOTE 10:	TAXES ON INCOME

a.	Parent taxation:

Organized and existing under the laws of the Curaçao.

b.	Israeli taxation:

1.	Corporate tax rates in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 26% in 2009, 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.

2.	Tax benefits under the Israel Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Certain of the Company's Israeli subsidiaries have been granted "Approved Enterprise" and "Privileged Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at regular rates.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income. The tax-exempt income attributable to the Approved Enterprise programs mentioned above can be distributed to shareholders without subjecting the Company to taxes, only upon the complete liquidation of the applicable Israeli subsidiary. Tax-exempt income generated under the Privileged Enterprise program will be subject to taxes upon dividend distribution (which includes the repurchase of the Company's shares) or liquidation.

The entitlement to the above benefits is conditional upon the fulfilling of the conditions stipulated by the Laws and regulations (see below). Should they fail to meet such requirements in the future, income attributable to its Approved Enterprise and Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate and they could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2011, management believes that the Company's Israeli subsidiaries are in compliance with all the conditions required by the Law.

The Company does not intend to distribute any of its undistributed tax-exempt income as dividends, as it intends to reinvest this within the Company. Accordingly, no deferred income taxes have been provided on income attributable to the Company's Approved or Privileged Enterprise programs as the undistributed tax-exempt income is essentially permanent in duration.

Effective January 1, 2011, the Knesset enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law, ("the Amendment"). According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rates as follows: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

3.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Management believes that Sapiens Technologies currently qualifies as an "industrial company" under the above law and as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

4.	Commencing 2005, some of the Company's Israeli subsidiaries have elected to file their tax returns under the Israeli Income Tax Regulations 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income). Accordingly, commencing 2005, results for tax purposes are measured in U.S. dollars.

c.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the non-Israelis subsidiaries. This is because the Company intends to permanently reinvest undistributed earnings in the foreign subsidiaries in which those earnings arose. If these earnings were distributed in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and non-Israeli withholding taxes.

d.	Net operating losses carryforward:

As of December 31, 2011, certain subsidiaries had tax loss carry-forwards totaling approximately $ 61,100 which can be carried forward and offset against taxable income with expiration dates ranging from 2012 and onwards. Most of these carry-forward tax losses have no expiration date.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of net operating losses before utilization.

e.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Significant components of the Company deferred tax assets are as follows:

	December 31,
	2010	2011

Deferred tax assets:
Net operating losses carryforward	$10,851	$15,620
Research and Development assets for Israeli Tax Authorities	1,534	2,809
Other	179	816

Deferred tax assets before valuation allowance	12,564	19,245
Valuation allowance	(5,975)	(8,881)

Deferred tax assets	6,589	10,364

Deferred tax liabilities:
Research and Development capitalization	(3,084)	(3,234)
Acquired intangibles	(410)	(4,624)

Deferred tax assets, net	$3,095	$2,506

	December 31,
	2010	2011

Current deferred tax assets	$1,681	$1,406
Long-term deferred tax assets	1,824	1,782
Current deferred tax liabilities	(410)	(145)
Long-term deferred tax liabilities	-	(537)

Deferred tax assets, net	$3,095	$2,506

Current and long-term deferred tax liabilities are included within other liabilities and other long-term liabilities, respectively, in the balance sheets. Long-term deferred tax assets are included within other long term assets.

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning realization of these deferred tax assets.

f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2009	2010	2011

Domestic (Curaçao)	$(930)	$(13)	$(236)
Foreign	5,391	6,360	5,964

	$4,461	$6,347	$5,728

g.	A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income for an Israeli company, and the actual tax expense as reported in the statements of income is as follows:

	Year ended December 31,
	2009	2010	2011

Income before taxes on income, as reported in the statements of income	$4,461	$6,347	$5,728

Statutory tax rate in Israel	26%	25%	24%

Theoretical taxes on income	$1,160	$1,587	$1,375
Increase (decrease) in taxes resulting from:
Effect of different tax rates	77	106	75
Utilization of carryforward tax losses for which valuation allowance was provided	(32)	(186)	(66)
Non-deductible expenses and tax exempt income	(97)	(302)	68
Taxes in respect of previous years	53	236	21
Recognition of deferred taxes during the year for which valuation allowance was provided	(1,618)	(1,471)	(2,040)
Losses and temporary differences for which valuation allowance was provided	691	172	244
Others	26	35	93
Taxes on income, as reported in the statements of operations	$260	$177	$(230)

h.	Taxes on income (benefit) are comprised as follows:

	Year ended December 31,
	2009	2010	2011

Current (foreign)	$294	$427	$470
Deferred (foreign)	(34)	(250)	(700)

	$260	$177	$(230)

The Company's entire provision for taxes on income relates to operations in jurisdictions other than Curaçao.

i.	Uncertain tax positions:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2010	2011

Balance at the beginning of the year	$300	$400
Uncertain tax position acquired during the year	100	-
Increase in tax position due to the acquisition of FIS		925
Increase in tax position	-	241
Interest for unrecognized tax liabilities from prior years	-	66

Balance at the end of the year	$400	$1,632

Unrecognized tax benefits included $ 808 of tax benefits, which if recognized, would affect the company's income tax provision and the effective tax rate.

As of December 31, 2011, most of the Company's Israeli subsidiaries are subject to Israeli income tax audits for the tax years 2007 through 2011, to U.S. federal income tax audits for the tax years of 2008 through 2011 and to other income tax audits for the tax years of 2006 through 2011.

EQUITY	12 Months Ended
Dec. 31, 2011
EQUITY
NOTE 11:	EQUITY

a.	The common shares of the Company are traded on the Tel-Aviv Stock Exchange and on the NASDAQ.

Common shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.	Stock option plans:

In April 2009, the Company's Board of Directors approved a re-pricing of some of the Company's stock options held by Company's management. As a result of the re-pricing, 1,985,650 stock options at an exercise price range of $ 1.74 to $ 5.30 were re-priced to 1,554,627 stock options at an exercise price of $ 1.50 per share (925,870 stock options out of the 1,554,627 are at market conditions (a kick-in feature of $ 2.10 market price)). The Company accounted for the re-pricing of the options above in accordance with ASC 718, as a modification. The Company used the Black-Scholes valuation model to calculate the incremental fair value for the re-priced options, except for the options with market conditions, for which a Binominal model was used. In addition, the expected term of the options before the re-pricing was calculated using the Binomial model. Since there was no incremental value as a result of the modification, no additional expense was recorded in respect of the re-pricing of the respective options.

In 2011, in connection with the acquisition of IDIT and FIS, the Company's board of directors approved its 2011 Share Incentive Plan (the “2011 Plan”) pursuant to which the Company's employees, directors, officers, consultants, advisors, suppliers, business partner, customer and any other person or entity whose services are considered valuable are eligible to receive awards of share options, restricted shares, restricted share units and other share-based awards. The number of Common Shares available under the 2011 Plan was set at 4,000,000. Upon the approval of the 2011 Plan, the board of directors determined that no further awards would be issued under the Company's previously existing share incentive plans.

Pursuant to the terms of the acquisitions of IDIT and FIS, the Company replaced unvested options with Sapiens options, based on the agreed exchange ratio applicable to the purchase of the outstanding shares of IDIT and FIS, respectively. Each replaced option is subject to the same terms and conditions, including vesting and timing of exercisability, as applied to any such option immediately prior to the acquisition.

As of December 31, 2011 1,581,927 common shares of the Company were available for future grant under the 2011 Plan. Any option granted under the 2011 Plan which are forfeited or cancelled before expiration, will become available for future grant under the 2011 Plan.

A summary of the stock option activities in 2011 is as follows:

	Year ended December 31, 2011
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2011	2,945,772	$1.65	4.70	$2,026
Granted with respect to IDIT and FIS acquisition (Note 1)	1,938,844	2.09
Granted	491,000	3.29
Exercised	(135,796)	1.69
Expired and forfeited	(52,674)	1.54

Outstanding at December 31, 2011	5,187,146	1.97	4.56	19,609

Exercisable at December 31, 2011	3,688,079	1.81	4.22	7,307

In 2009, 2010 and 2011, the Company granted 292,012, 789,000 and 2,429,844 stock options to employees and directors, respectively.

The weighted average grant date fair values of the options granted during the years ended December 31, 2009, 2010 and 2011 were $ 0.59, $ 1.08 and $ 2.25, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2010 and 2011 was $ 16 and $ 253, respectively. No options were exercise during 2009.

The options outstanding under the Company's stock option plans as of December 31, 2011 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2011	Term	price	2011	Exercisable
		(Years)	$		$

$0.38	25,922	0.25	0.38	25,922	0.38
$0.83	220,710	4.38	0.83	220,710	0.83
$1-1.5	1,957,357	3.56	1.46	1,798,671	1.48
$1.55-1.68	451,830	3.45	1.61	208,080	1.63
$1.74-1.91	782,287	5.03	1.80	664,579	1.81
$2.00-2.25	471,750	4.19	2.20	134,250	2.20
$2.31-2.63	517,387	8.69	2.53	366,964	2.52
$3.00-3.75	676,487	5.11	3.38	185,487	3.63
$4.06-4.84	67,016	4.39	4.22	67,016	4.22
$5.00-5.30	16,400	0.17	5.28	16,400	5.28

	5,187,146	4.56	1.97	3,688,079	1.81

c.	The total stock-based compensation expenses related to all of the Company's equity-based awards recognized for the years ended December 31, 2009, 2010 and 2011 was, $ 259, $ 412 and $ 336, respectively. The total stock-based compensation expenses were recorded as Selling, marketing, general and administration expenses.

d.	See Note 1d regarding shares and related put options issued to Harcase's former shareholders.

As of December 31, 2011, there was $ 2,000 of total unrecognized compensation cost related to non-vested options granted under the Plan and the Special Plan, which is expected to be recognized over a period of up to four years.

e.	Warrants:

The following table summarizes information regarding outstanding warrants to purchase Common shares of the Company as of December 31, 2011:

Warrants to Common shares	Weighted average exercise price per share	Warrants exercisable	Exercisable through

1,000,000	$3.82	1,000,000	August 2014
11,000	$2.00	11,000	May 2015
17,000	$2.24	17,000	February 2015

1,028,000	$3.77	1,028,000

BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 12:-	BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2009	2010	2011

Numerator:

Net income attributed to Sapiens shareholders	$4,201	$6,152	$5,897

Denominator:

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	21,573	21,583	28,460
Shares and related put options issued in Harcase acquisition (See Note 1d)	-	10	298
Stock options and warrants	1	588	2,006

Denominator for diluted net earnings per share - adjusted weighted average number of shares	$21,574	$22,181	$30,764

The weighted average number of shares related to outstanding anti-dilutive options and warrants excluded from the calculations of diluted net earnings per share was 2,763,298 and 834,844 and 1,308,212 for the years 2009, 2010 and 2011, respectively.

GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
GEOGRAPHIC INFORMATION
NOTE 13:	GEOGRAPHIC INFORMATION

a.	The Company operates in a single reportable segment as a provider of software solutions. See Note 1 for a brief description of the Company's business. The data below is presented in accordance with ASC 280, "Segment Reporting".

b.	Geographic information:

The following is a summary of operations within geographic markets.

		Year ended December 31,
		2009	2010	2011
1.	Revenues:

	Israel	$14,922	$19,554	$21,470
	North America	7,759	8,991	20,889
	United Kingdom	12,323	11,995	14,672
	Asia	9,950	11,080	8,026
	Europe	741	615	4,870

		$45,695	$52,235	$69,927

		December 31,
		2010	2011
2.	Long-lived assets:

	Israel	$14,584	$32,676
	North America	1,672	1,293
	Rest of the world	272	578

		$16,528	$34,547

SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2011
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 14:	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Financial expenses, net:

	Year ended December 31,
	2009	2010	2011

Total costs	$6,427	$8,680	$9,743
Less - capitalized software development costs	(3,692)	(5,387)	(4,735)

Research and development expenses, net	$2,735	$3,293	$5,008

b.	Financial income (expenses), net:

Financial income:
Interest	$109	$87	$160
Foreign currency translation	241	39	530

	350	126	690
Financial expenses:
Interest	416	105	189
Foreign currency translation	313	249	341
Bank charges and others	43	30	56
Re-measurement of earn-out payment	-	106	-
Amortization of issuance expenses and discount on convertible notes	458	-	-

	(1,230)	(490)	(586)

Financial income (expenses), net	$(880)	$(364)	$104